LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [abstract]
Schedule of Carrying Amounts of Right of Use Assets and Lease Liabilities
Set out below are the carrying amounts of right of use assets and lease liabilities recognized and the movements during the year:

	New Israeli Shekels in millions
	Lease right of use asset			Lease liability
	Buildings	Cell sites	Vehicles
Balance as at January 1, 2019	252	362	42	683
Amortization charges	(41)	(78)	(27)
Accretion of interest				20
Non-cash movements	11	46	15	73
Lease payments (principal) cash outflow				(139)
Lease payments (interest) cash outflow				(20)
Balance as at December 31, 2019	222	330	30	617
Amortization charges	(38)	(71)	(25)
Accretion of interest				18
Non-cash movements	114	65	36	214
Lease payments (principal) cash outflow				(129)
Lease payments (interest) cash outflow				(18)
Balance as at December 31, 2020	298	324	41	702
Current				120
Non-Current	298	324	41	582

Balance as at December 31, 2019	222	330	30	617
Current				131
Non-Current	222	330	30	486